Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Net deferred tax assets consist of the following components as of March 31, 2019 and 2018:

	2019	2018
Deferred tax assets:
NOL carryover	$2,363,900	$1,146,200
Amortization	209,100	335,600
Contingent Liability	49,100	45,000
Related party accruals	1,500	-
Deferred tax liabilities
Depreciation	(1,200)	(2,900)
Valuation allowance	(2,622,400)	(1,523,900)
Total long-term deferred income tax assets	$-	$-

Schedule of Provision for Income Tax

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended March 31, 2019 and 2018, due to the following:

	2019	2018
Book income (loss)	$(1,493,400)	$(4,473,900)
Stock for services	32,800	2,048,200
Gain on settlement – derivative and equity derived	-	955,900
Amortization	(33,100)	313,200
Contingent liability	(45,000)	45,000
Unrealized loss on cryptocurrency	(31,900)	40,700
Meals and entertainment	12,400	6,200
Non-cash interest expense	315,800	5,700
Depreciation	(7,200)	(2,800)
Related party accruals	1,500	(1,500)
Related party accrued payroll	174,600	-
Gain on bargain purchase	(291,400)	-
Loss on value of derivative liabilities	64,300	-
Stock issued for loan fees	21,000	-
Amortization of prepaid paid for with equity	45,100	-
Valuation allowance	1,234,500	1,063,300
Total long-term deferred income tax assets	$-	$-